SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Millions		1 Months Ended			12 Months Ended
	Apr. 08, 2025 USD ($) $ / shares shares	Apr. 16, 2025 USD ($) $ / shares shares	Nov. 27, 2024 USD ($) $ / shares shares	Mar. 23, 2021	Dec. 31, 2025 $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	May 27, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares	Jun. 30, 2023 USD ($)
Disclosure of classes of share capital [line items]
Short form base shelf prospectus													$ 200.0
Aggregate offering value under ATM equity facility										$ 60.0
Maximum percentage of ownership of issued and outstanding shares for stock option plan									5.00%
Weighted average share price | $ / shares					$ 8.51		$ 5.57
Share-based compensation expense						$ 1.4		$ 1.8
Unvested share option expense not yet recognized									$ 0.4		$ 0.5
Maximum percentage of ownership of issued and outstanding shares for share units plan				1.50%
Performance share units cancelled | shares						163,000		435,000
Share based compensation expense related to performance share units						$ 1.4		$ 0.9
Deferred share units, fair value per unit | $ / shares					$ 12.91		$ 5.27
Expense (recovery) on directors compensation related to deferred share units						$ 5.0		$ (1.8)
Deferred share units outstanding | shares									942,628		1,044,204	1,044,204
Deferred share units outstanding, fair market value									$ 8.9		$ 3.8
Number of anti-dilutive stock options | shares									31,949,801		949,291
December 2023 ATM Facility [Member]
Disclosure of classes of share capital [line items]
Public equity offerings, net of issuance costs (shares) | shares								27,540,971
Equity issuance, price per share | $ / shares								$ 2
Proceeds from issuing shares								$ 55.2
Payments of commission								1.1
Additional transaction costs								0.3
Prospectus supplement to the June 2023 [Member]
Disclosure of classes of share capital [line items]
Public equity offerings, net of issuance costs (shares) | shares			15,825,000			3,838,915
Equity issuance, price per share | $ / shares			$ 4.6			$ 6.44
Proceeds from issuing shares			$ 72.8			$ 24.7
Payments of commission			3.9			0.5
Additional transaction costs			$ 0.4			$ 0.3
Minera Kolpa [Member]
Disclosure of classes of share capital [line items]
Public equity offerings, net of issuance costs (shares) | shares	11,600,000	1,285,000
Equity issuance, price per share | $ / shares	$ 3.88	$ 3.88
Proceeds from issuing shares	$ 45.0	$ 50.0
Payments of commission		2.8
Additional transaction costs		$ 0.6
Minimum [Member]
Disclosure of classes of share capital [line items]
Percentage of performance payout multiplier				0.00%
Maximum [Member]
Disclosure of classes of share capital [line items]
Percentage of performance payout multiplier				200.00%
March 6, 2026 [Member]
Disclosure of classes of share capital [line items]
Performance share units vested | shares						320,000
March 12, 2027 [Member]
Disclosure of classes of share capital [line items]
Performance share units vested | shares						595,000
April 1, 2028 [Member]
Disclosure of classes of share capital [line items]
Performance share units vested | shares						299,900
Deferred share units redeemable at director's retirement [Member]
Disclosure of classes of share capital [line items]
Deferred share units outstanding | shares									598,437		564,841	330,078
Deferred share units share based compensation expense						$ 0.6		0.5
Restricted share units directors and employees [Member]
Disclosure of classes of share capital [line items]
Deferred share units share based compensation expense						$ 0.5		$ 0.0